Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Profit (loss) before the provision for income taxes consisted of the following for the years ended December 31, 2021, 2020, and 2019:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Israel	$(154,339)	$(13,479)	$(8,302)
International	(22,988)	3,207	(5,398)
Total	$(177,327)	$(10,272)	$(13,700)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes was as follows:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Current:
Israel	$4	$4	$212
International	121	32	45
Total current income tax expense	125	36	257
Deferred:
Israel	—	—	—
International	1,433	1,039	218
Total deferred income tax expense	1,433	1,039	218
Total provision for income taxes	$1,558	$1,075	$475

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of our statutory income tax expense to our effective income tax provision is as follows:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Israel tax benefit at statutory rate	$(40,784)	$(2,362)	$(3,151)
Preferred enterprise	3,052	169	750
Foreign rate differential	912	332	2,376
Share-based compensation	1,753	1,328	245
Warrant revaluation	23,325	1,336	100
Tranche right revaluation	4,890	—	—
Prior period adjustments	84
Permanent differences	98	83	(138)
ASC 606		—	133
Uncertain tax position	3,784	5	234
Change in valuation allowance	4,444	184	(74)
Total	$1,558	$1,075	$475

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of our deferred tax assets and liabilities:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Deferred tax assets:
Research and development expenses	$1,436	$1,742	$2,619
Stat to GAAP adjustments	—	1,493	1,096
Net operating loss	5,212	941	739
Deferred Compensation	1,009
Vacation and convalescence	799	364	165
Bad debts	93	100	106
Other	466	374	169
Gross deferred tax assets	9,015	5,014	4,894
Valuation allowance	(8,699)	(4,255)	(4,071)
Total deferred tax assets	316	759	823
Deferred tax liabilities:
Deferred contract acquisition costs	(2,324)	(1,543)	(633)
Property and equipment	(283)	(439)	(404)
Capitalized Software	(397)
Other	—	(34)	(4)
Gross deferred tax liabilities	(3,004)	(2,016)	(1,041)
Net deferred tax liabilities	$(2,688)	$(1,257)	$(218)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balance of total unrecognized tax position is as follows:

Unrecognized Tax Benefits
(in thousands)
Balance – January 1, 2019	$—
Additions based on tax positions related to current year	234
Reductions for tax positions of prior years	—
Balance – December 31, 2019	234
Additions based on tax positions related to current year	—
Reductions for tax positions of prior years	—
Balance – December 31, 2020	234
Additions based on tax positions related to current year	3,885
Reductions for tax positions of prior years	—
Balance – December 31, 2021	$4,119